Unaudited Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating revenues
Total operating revenues	$ 271.9	$ 187.5	$ 505.9	$ 359.5
Gain on disposals	0.2	0.2	0.4	0.3
Operating expenses
Rig operating and maintenance expenses	(124.1)	(89.5)	(228.1)	(175.0)
Depreciation of non-current assets	(31.9)	(28.0)	(63.7)	(56.2)
General and administrative expenses	(11.6)	(10.3)	(25.0)	(22.7)
Total operating expenses	(167.6)	(127.8)	(316.8)	(253.9)
Operating income	104.5	59.9	189.5	105.9
(Loss) / income from equity method investments	(2.5)	3.9	2.9	6.3
Financial income (expenses), net
Interest income	2.4	1.7	3.8	4.1
Interest expense	(52.0)	(41.6)	(101.0)	(80.2)
Other financial expenses, net	(5.8)	(9.7)	(16.0)	(14.0)
Total financial expenses, net	(55.4)	(49.6)	(113.2)	(90.1)
Income before income taxes	46.6	14.2	79.2	22.1
Income tax expense	(14.9)	(13.4)	(33.1)	(28.7)
Net income / (loss)	31.7	0.8	46.1	(6.6)
Total comprehensive income / (loss) attributable to shareholders of Borr Drilling Limited	$ 31.7	$ 0.8	$ 46.1	$ (6.6)
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ 0.13	$ 0	$ 0.18	$ (0.03)
Diluted loss per share (in dollars per share)	$ 0.12	$ 0	$ 0.18	$ (0.03)
Weighted-average shares outstanding, basic (in shares)	251,189,331	244,777,228	251,953,928	239,806,937
Weighted-average shares outstanding, diluted (in shares)	288,436,630	248,919,706	289,349,337	239,806,937
Related party revenue
Operating revenues
Total operating revenues	$ 10.6	$ 32.4	$ 35.0	$ 62.7
Dayrate revenue | Nonrelated party
Operating revenues
Total operating revenues	223.0	155.1	421.3	296.8
Bareboat charter revenue | Nonrelated party
Operating revenues
Total operating revenues	26.6	0.0	37.9	0.0
Management contract revenue | Nonrelated party
Operating revenues
Total operating revenues	$ 11.7	$ 0.0	$ 11.7	$ 0.0